Condensed financial information of the parent company (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Total current assets	$ 161,925,796	$ 158,171,175
Total assets	186,733,719	174,800,086
Total Liabilities	16,717,482	12,824,160
Ordinary shares, $0.20 par value: 500 million shares authorized, 10,678,953 and 6,094,078 shares issued and outstanding as of September 30, 2024 and 2023, respectively	2,135,791	1,218,816
Additional paid-in capital	161,571,245	160,571,517
Retained earnings	13,248,995	16,905,488
Total shareholders' equity	170,016,237	161,975,926	$ 154,684,091	$ 160,792,418
Total liabilities and shareholders' equity	186,733,719	174,800,086
FAMI
Cash	70	84
Other receivables	294,701	103,760
Total current assets	294,771	103,844
Investment in subsidiaries	169,753,151	167,664,201
Total assets	170,047,922	167,768,045
Interest payable	31,685	3,377
Convertible promissory notes	0	5,788,742
Derivative liability	0	0
Total Liabilities	31,685	5,792,119
Ordinary shares, $0.20 par value: 500 million shares authorized, 10,678,953 and 6,094,078 shares issued and outstanding as of September 30, 2024 and 2023, respectively	2,135,791	1,218,816
Additional paid-in capital	161,571,245	160,571,517
Retained earnings	6,309,201	185,593
Total shareholders' equity	170,016,237	161,975,926
Total liabilities and shareholders' equity	$ 170,047,922	$ 167,768,045